CONVERTIBLE SUBORDINATED NOTES (Narrative) (Details)	12 Months Ended					1 Months Ended								12 Months Ended								1 Months Ended			12 Months Ended		1 Months Ended						12 Months Ended										12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 12, 2013 USD ($)	Dec. 31, 2010 ILS	Oct. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] ILS	Mar. 27, 2007 Convertible Subordinated Notes Series A [Member] USD ($)	Mar. 27, 2007 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2013 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2013 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Jul. 22, 2012 Convertible Subordinated Notes Series A [Member] ILS	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Jul. 02, 2012 Convertible Subordinated Notes Series A [Member] ILS	Mar. 31, 2013 Convertible Subordinated Notes Series A [Member] Arrangement [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series A [Member] Arrangement [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series A [Member] Arrangement [Member] USD ($)	Dec. 31, 2013 Convertible Subordinated Notes Series A [Member] July 2014 [Member] USD ($)	Dec. 31, 2013 Convertible Subordinated Notes Series A [Member] July 2014 [Member] Arrangement [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Oct. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jun. 30, 2011 Convertible Subordinated Notes Series B [Member] USD ($)	Jun. 30, 2011 Convertible Subordinated Notes Series B [Member] ILS	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member] USD ($)	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] ILS	Aug. 06, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jul. 12, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 12, 2012 Convertible Subordinated Notes Series B [Member] ILS	Jul. 02, 2012 Convertible Subordinated Notes Series B [Member] USD ($)	Jul. 02, 2012 Convertible Subordinated Notes Series B [Member] ILS	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member] President [Member] USD ($)	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member] President [Member] ILS	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member] Chief Financial Officer [Member] USD ($)	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member] Chief Financial Officer [Member] ILS	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member] Arrangement [Member] USD ($)	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member] Arrangement [Member] ILS
Debt Instrument [Line Items]
Convertible subordinated notes	$ 921,000	$ 528,000										$ 25,000,000			$ 20,000,000																$ 9,000,000
Convertible notes, current														36,162,000		10,900,000	40,537,000																	15,983,000	4,400,000	16,543,000
Convertible subordinated notes, par value													107,000,000																		940,000	1,000,000
Notes due date												2017	2017																		2017	2017
Annual rate				1.00%								6.00%	6.00%																		8.00%	8.00%
Debt conversion, price per share	$ 1.95											$ 15.00	63.00	7.61	$ 1.95			$ 0.35	1.37	$ 16.10	63										$ 2.95	10.00		7.61			$ 0.47	1.83	$ 1.95	7.61	$ 2.56	10.00
Market price per share	$ 3.00			$ 0.52								$ 30
Conversion of notes to common stock										816,000	3,260,125			65,000																													137,000	546,000	1,686,000	6,731,000	2,685,000	10,720,285
Conversion of notes to common stock, shares										2,379,653	2,379,653																																				5,858,079	5,858,079
Fair value of conversion feature	22,000											4,800,000																					921,000
Repayment of convertible notes						1,900,000	7,535,235	7,400,000	29,662,842													1,300,000	2,300,000	9,000,000	11,000,000	11,000,000	358,000	1,398,724	525,000	2,117,181			1,200,000
Preferred stock														26,000,000	6,600,000
Debt instrument, face amount					26,000										2,100,000																		528,000
Proceeds from stock offering, gross			8,010,000																												8,500,000
Proceeds from stock offering, net																															8,000,000
Stock issued to founders, shares	175,000
Stock issued to founders, amount																															$ 2,200,000	7,277,000
Exchange rate at end of year - $ 1	3.471	3.733	3.821